MATURITY OF ASSETS AND LIABILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Obligations Under Repurchase Agreements [Member]
Disclosure of financial liabilities [line items]
Total	$ 420,920	$ 373,879	$ 43,727
Obligations Under Repurchase Agreements [Member] | 1 Month [Member]
Disclosure of financial liabilities [line items]
Total	420,320	373,879
Obligations Under Repurchase Agreements [Member] | 1 - 3 Months [Member]
Disclosure of financial liabilities [line items]
Total	600		43,727
Obligations Under Repurchase Agreements [Member] | 3 Months to 1 Year [Member]
Disclosure of financial liabilities [line items]
Total
Obligations Under Repurchase Agreements [Member] | 1 to 3 Years [Member]
Disclosure of financial liabilities [line items]
Total
Obligations Under Repurchase Agreements [Member] | 3 to 6 Years [Member]
Disclosure of financial liabilities [line items]
Total
Obligations Under Repurchase Agreements [Member] | More than 6 Years [Member]
Disclosure of financial liabilities [line items]
Total
Time Deposits And Saving Accounts [Member]
Disclosure of financial liabilities [line items]
Total	10,036,833	11,549,285	3,952,573
Time Deposits And Saving Accounts [Member] | 1 Month [Member]
Disclosure of financial liabilities [line items]
Total	2,957,278	3,379,325	835,462
Time Deposits And Saving Accounts [Member] | 1 - 3 Months [Member]
Disclosure of financial liabilities [line items]
Total	1,858,394	2,462,804	851,337
Time Deposits And Saving Accounts [Member] | 3 Months to 1 Year [Member]
Disclosure of financial liabilities [line items]
Total	3,936,827	2,262,166	1,618,887
Time Deposits And Saving Accounts [Member] | 1 to 3 Years [Member]
Disclosure of financial liabilities [line items]
Total	793,684	2,708,973	323,057
Time Deposits And Saving Accounts [Member] | 3 to 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	118,388	96,621	323,830
Time Deposits And Saving Accounts [Member] | More than 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	372,262	639,396
Derivative Financial Instruments [Member]
Disclosure of financial liabilities [line items]
Total	1,095,154	907,334	253,183
Derivative Financial Instruments [Member] | 1 Month [Member]
Disclosure of financial liabilities [line items]
Total	144,639	67,702	27,958
Derivative Financial Instruments [Member] | 1 - 3 Months [Member]
Disclosure of financial liabilities [line items]
Total	90,445	235,972	17,001
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of financial liabilities [line items]
Total	172,606	235,374	30,649
Derivative Financial Instruments [Member] | 1 to 3 Years [Member]
Disclosure of financial liabilities [line items]
Total	250,792	112,317	56,509
Derivative Financial Instruments [Member] | 3 to 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	241,810	206,924	121,066
Derivative Financial Instruments [Member] | More than 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	194,862	49,045
Borrowings From Financial Institutions [Member]
Disclosure of financial liabilities [line items]
Total	2,196,130	907,334	658,600
Borrowings From Financial Institutions [Member] | 1 Month [Member]
Disclosure of financial liabilities [line items]
Total	163,031	67,702	24,554
Borrowings From Financial Institutions [Member] | 1 - 3 Months [Member]
Disclosure of financial liabilities [line items]
Total	238,151	235,972	312,027
Borrowings From Financial Institutions [Member] | 3 Months to 1 Year [Member]
Disclosure of financial liabilities [line items]
Total	1,074,406	235,374	301,221
Borrowings From Financial Institutions [Member] | 1 to 3 Years [Member]
Disclosure of financial liabilities [line items]
Total	529,171	112,317	20,798
Borrowings From Financial Institutions [Member] | 3 to 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	104,443	206,924
Borrowings From Financial Institutions [Member] | More than 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	86,928	49,045
Debt Issued [Member]
Disclosure of financial liabilities [line items]
Total	5,950,038	5,460,253	1,504,335
Debt Issued [Member] | 1 Month [Member]
Disclosure of financial liabilities [line items]
Total	3,064	3,682	11,172
Debt Issued [Member] | 1 - 3 Months [Member]
Disclosure of financial liabilities [line items]
Total	46,514	1,617	2,208
Debt Issued [Member] | 3 Months to 1 Year [Member]
Disclosure of financial liabilities [line items]
Total	625,287	495,789	116,525
Debt Issued [Member] | 1 to 3 Years [Member]
Disclosure of financial liabilities [line items]
Total	1,209,242	1,324,415	217,945
Debt Issued [Member] | 3 to 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	812,979	1,366,694	1,156,485
Debt Issued [Member] | More than 6 Years [Member]
Disclosure of financial liabilities [line items]
Total	$ 3,252,952	$ 2,268,056